PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment
Cost	$ 1,781.3	$ 1,295.1
Accumulated depreciation	(372.8)	(242.9)
Property, plant and equipment excluding construction in process net	1,408.5	1,052.2
Property, plant and equipment, net	1,569.2	1,326.2
Impairment charge recognized	54.6	54.6
Depreciation expense	128.2	77.5	58.2
Capitalized interest	6.6	4.9	9.0
Land
Property, Plant and Equipment
Cost	4.7	5.2
Buildings
Property, Plant and Equipment
Cost	472.6	392.4
Leasehold improvements
Property, Plant and Equipment
Cost	17.5	15.8
Machinery and equipment
Property, Plant and Equipment
Cost	1,195.6	813.0
Furniture, Fixtures and Equipment
Property, Plant and Equipment
Cost	86.1	65.5
Motor vehicles
Property, Plant and Equipment
Cost	4.8	3.2
Construction in process
Property, Plant and Equipment
Property, plant and equipment, net	160.7	274.0
Idle equipment and facility
Property, Plant and Equipment
Impairment charge recognized	$ 54.6